Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
		2012		2011
Statutory income taxes	$	(605)	$	(694)
Net operating losses for which no tax benefits have been recorded		368		514
Excess of depreciation over capital cost allowance		3		(2)
Non-deductible expenses		18		4
Undeducted research and development expenses		273		231
Tax deductible portion of transaction costs		-		-
Investment tax credit		(57)		(53)
Modification of warrants terms		-		-

		$-		$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011

Leasehold Improvements and equipment	$13	$14
Net operating losses carryforward	2,278	2,140
Undeducted research and development expenses	1,301	1,141
Non-refundable tax credits carryforward	914	807

	4,506	4,102

Valuation allowance	(4,506)	(4,102)

	$-	$-